    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 1996.

                        1933 ACT REGISTRATION NO. 2-99810
                       1940 ACT REGISTRATION NO. 811-4391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                          /x/
                         PRE-EFFECTIVE AMENDMENT NO.                       / /
                       POST-EFFECTIVE AMENDMENT NO. 25                     /x/

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                      /x/
                                AMENDMENT NO. 23

                              THE PBHG FUNDS, INC.
               (FORMERLY THE ADVISORS' INNER CIRCLE FUND II, INC.) (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 32 SOUTH STREET
                            BALTIMORE, MARYLAND 21202
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 443-0051

                                HAROLD J. BAXTER
                               1255 DRUMMERS LANE
                                    SUITE 300
                         WAYNE, PENNSYLVANIA 19087-1590
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

                             JANE A. KANTER, ESQUIRE
                              KATTEN MUCHIN & ZAVIS
                        1025 THOMAS JEFFERSON STREET, NW
                              EAST LOBBY, SUITE 700
                             WASHINGTON, D.C. 20007


It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
--------
            on May 1, 1996 pursuant to paragraph (b)
--------
            60 days after filing pursuant to paragraph (a)
--------
            on [date] pursuant to paragraph (a) of Rule 485
--------
   x        75 days after filing pursuant to paragraph (a)
--------

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or before May 30, 1997.

                              THE PBHG FUNDS, INC.
                            PBHG Large Cap Value Fund
                             PBHG Mid-Cap Value Fund
                        PBHG Strategic Small Company Fund
                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

         Cover Sheet
         Contents of Registration Statement
         Cross Reference Sheet
         Part A - Prospectus
         Part B - Statement of Additional Information
         Part C - Other Information
         Signature Page
         Exhibits

                              THE PBHG FUNDS, INC.
                            PBHG Large Cap Value Fund
                             PBHG Mid-Cap Value Fund
                        PBHG Strategic Small Company Fund
                               (PBHG Class Shares)
                              CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 25

 PART A.     Item No. and Captions     Caption in Prospectus

      1.     Cover Page                Cover Page

      2.     Synopsis                  Summary

      3.     Condensed Financial       Expense Summary
             Information

      4.     General Description       The Fund and the Portfolios;
             of Registrant             Investment Objectives and Policies;
                                       General Investment Policies and
                                       Strategies; Risk Factors; Investment
                                       Limitations; General Information--The
                                       Fund

      5.     Management of the Fund    General Information--Directors of the
                                       Fund; General Information--The
                                       Adviser and Sub-Adviser; General
                                       Information--The Administrator and
                                       Sub-Administrator; General Information
                                       - The Transfer Agent and Sub-
                                       Transfer Agents; General Information--
                                       The Distributor

      6.     Capital Stock and Other   General Information--Voting Rights;
             Securities                General Information--Dividends and
                                       Distributions; Taxes

      7.     Purchase of Securities    How to Purchase Fund Shares; How to
             Being Offered             Redeem Fund Shares; Share Price

      8.     Redemption or Repurchase  How to Purchase Fund Shares; How to
                                       Redeem Fund Shares; Share Price

      9.     Pending Legal Proceedings Not Applicable


PART B.      Item No. and Captions     Caption in Statement of Additional
                                       Information

     10.     Cover Page                Cover Page

     11.     Table of Contents         Table of Contents



     12.     General Information       The Fund
             and History

     13.     Investment Objectives     Description of Permitted Investments;
             and Policie               Investment Limitations; Description of
                                       Shares

     14.     Management of the         Directors and Officers of the Fund; The
             Registrant                Administrator

     15.     Control Persons and       Directors and Officers of the Fund
             Principal Holders of
             Securities

     16.     Investment Advisory       The Adviser and Sub-Adviser; The
             and Other Services        Administrator and Sub-Administrator;
                                       The Distributor

     17.     Brokerage Allocation      Portfolio Transactions

     18.     Capital Stock and Other   Description of Shares
             Securities

     19.     Purchase, Redemption,     Purchase and Redemption of Shares;
             and Pricing of            Determination of Net Asset Value
             Securities Being Offered

     20.     Tax Status                Taxes

     21.     Underwriters              The Distributor

     22.     Calculation of Yield      Computation of Yield; Calculation of
             Quotations                Total Return

     23.     Financial Statements      Financial Statements

PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              THE PBHG FUNDS, INC.
                                PBHG CLASS SHARES

                       PROSPECTUS DATED DECEMBER 16, 1996

The PBHG Funds, Inc. (the "Fund") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers PBHG Class Shares of each of the following portfolios (each a "Portfolio" and, together, the "Portfolios"):

                           o    PBHG Large Cap Value Fund
                           o    PBHG Mid-Cap Value Fund
                           o    PBHG Strategic Small Company Fund

This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated December 16, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling 1-800-433-0051. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

    The PBHG Funds, Inc. (the "Fund") is an open-end management investment company which provides a convenient way to invest in professionally managed diversified portfolios of securities. This summary provides basic information about the PBHG Large Cap Value Fund ("Large Cap Value Fund"), PBHG Mid-Cap Value Fund ("Mid-Cap Value Fund"), and PBHG Strategic Small Company Fund ("Small Company Fund") (each a "Portfolio" and, together, the "Portfolios"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

    What are the Investment Objectives, Program and Policies of the Portfolios? The Large Cap Value Fund seeks long-term growth of capital and income. Current income is a secondary objective. The Mid-Cap Value Fund seeks long-term capital appreciation. The Small Company Fund seeks growth of capital. There can be no assurance that a Portfolio will achieve its investment objective(s).

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary....................................  How to Purchase Fund Shares.......
Expense Summary............................  Shareholder Services..............
Financial Highlights.......................  How to Redeem Fund Shares.........
The Fund and the Portfolios................  Share Price.......................
Investment Objectives and Policies.........  Performance Advertising...........
General Investment Policies and Strategies.  Taxes.............................
Risk Factors...............................  General Information...............
Investment Limitations.....................  Glossary of Permitted Investments.

--------------------------------------------------------------------------------

     What Are The Risks Involved With An Investment In The Portfolios? Each Portfolio invests in securities that fluctuate in value, and investors should expect each Portfolio's net asset value per share to fluctuate. Each Portfolio may invest in stocks and convertible securities that may be traded in the over-the-counter market. Some of these securities may not be as liquid as exchange-listed stocks. In addition, because the Small Company Fund invests extensively in the securities of small capitalization companies and the Mid-Cap Value Fund invests in the securities of medium capitalization companies, both Portfolios may experience greater price volatility than investment companies that invest primarily in more established, larger capitalized companies. Each of the Portfolios may invest in equity securities of non-U.S. issuers, which are subject to certain risks not typically associated with domestic securities. Such risks include changes in currency rates and in exchange control regulations, costs associated with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity, less government supervision of securities markets, changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. See "Investment Objectives and Policies" and "Glossary of Permitted Investments."

     Who Is The Adviser? Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to each Portfolio. Newbold's Asset Management, Inc. serves as the investment sub-adviser to each Portfolio. Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. are collectively referred herein as ("Advisers"). See "Expense Summary," "The Adviser" and "The Sub-Adviser."

     Who Are The Administrator And Sub-Administrator? PBHG Fund Services serves as the administrator of the Fund, and SEI Fund Resources, an affiliate of the Fund's distributor, serves as sub-administrator of the Fund. See "The Administrator and Sub-Administrator."

     Who Are The Transfer Agent And Sub-Transfer Agents? DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent of the Fund. The Fund may also pay amounts to certain third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. See "The Transfer Agent And Sub-Transfer Agents."

     Who is the Distributor? SEI Financial Services Company provides the Fund with distribution services. See "The Distributor."

     Is There A Sales Load? No, PBHG Class Shares of each Portfolio are offered on a no-load basis.

     Is There A Minimum Investment? Each Portfolio has a minimum initial investment of $2,500 for regular accounts and $2,000 for IRAs.

     How Do I Purchase And Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on any day on which the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment by check or readily available funds prior to 4:00 p.m., Eastern time for each Portfolio. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time for each Portfolio on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. Purchases and redemptions also may be made through certain broker-dealers and other financial institutions. The Fund also offers a Systematic Investment Plan and a Systematic Withdrawal Plan. See "Shareholder Services."

EXPENSE SUMMARY

     The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in PBHG Class Shares of the Portfolios.

SHAREHOLDER TRANSACTION EXPENSES
================================================================================
                                  Large Cap      Mid-Cap    Small Company Fund
                                  Value Fund   Value Fund
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases      None          None           None
--------------------------------------------------------------------------------
Sales Load Imposed on Reinvested     None          None           None
Dividends

Deferred Sales Load                  None          None           None

Redemption Fees (1)                  None          None           None

Exchange Fees                        None          None           None
================================================================================

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets after applicable expense reimbursements or fee waivers)

================================================================================
                                         Large Cap    Mid-Cap    Small Company
                                         Value Fund  Value Fund      Fund
--------------------------------------------------------------------------------
Advisory Fees (2)                          .85%         .85%           .85%

12b-1 Fees                                 None         None           None

Other Expenses (after expense              .65%         .65%           .65%
reimbursement) (3)

Total Operating Expenses (net of fee       1.50%        1.50%          1.50%
waiver or expense reimbursement, if any)
================================================================================

(2) The Adviser and Sub-Adviser have agreed to waive or limit their Advisory Fees or assume other expenses in an amount that operates to limit total operating expenses for each Portfolio to not more than 1.50% of the average daily net assets of each Portfolio. Such waiver of Advisory and Sub-Advisory Fees and possible assumptions of Other Expenses by the Adviser and Sub-Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within the foregoing annual expense limit. Absent fee waivers and assumptions of fund expenses, the expected Advisory Fees and

Total Operating Expenses for each Portfolio would be ___%, ___% and ____%, respectively, based on average assets of at least $50 million during each Portfolio's first year of operation. See "Expense Limitation Agreements."

(3) "Other Expenses" is based on estimated amounts for the current fiscal year. See "The Administrator and Sub-Administrator."

EXAMPLE
================================================================================
                                  Portfolio               1 year     3 year
================================================================================
An investor in a Portfolio   Large Cap Value Fund          $15        $47
would pay the following
expenses on a $1,000         Mid-Cap Value Fund            $15        $47
investment assuming (1)
5% annual return, and (2)    Small Company Fund            $15        $47
redemption at the end of
each time period.
================================================================================

This example is based upon estimated other expenses of each Portfolio, as set forth in the "Annual Operating Expenses" table above. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purposes of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in each Portfolio. See "The Adviser," "The Sub-Adviser" and "The Administrator and Sub-Administrator."

THE FUND AND THE PORTFOLIOS

The Fund is an open-end investment company that currently offers shares in thirteen separate series. This Prospectus relates solely to the PBHG Class Shares for the Large Cap Value Fund, Mid-Cap Value Fund and the Small Company Fund. Each share of each Portfolio represents an undivided interest in that Portfolio. The Fund's shares are currently divided into two classes of shares (PBHG Class and Trust Class) having such preferences and special or relative rights and privileges as the Board of Directors determines. Only the Fund's PBHG Class Shares are offered by this Prospectus. Trust Class Shares are generally subject to the same expenses as the PBHG Class Shares but also bear a Rule 12b-1 shareholder servicing fee of 0.25% of the average daily net assets attributable to its shares. The Trust Class Shares are not currently available for theses Portfolios. Additional information pertaining to the Fund may be obtained in writing from the Fund's transfer agent, DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, or by calling 1-800-433-0051.

INVESTMENT OBJECTIVES AND POLICIES

Large Cap Value Fund


The Large Cap Value Fund seeks long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified portfolio of equity securities (i.e., common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) of large capitalization companies which, in advisers' opinion, are undervalued or overlooked by the market. Such large companies have market capitalizations in excess of $1 billion at the time of purchase.

In selecting investments for the Portfolio, the Advisers emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earning power to the current market price of its stock; continuing dividend income and the potential for increasing dividend growth; a strong balance sheet with low financial leverage; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; and potential for favorable business developments. The Portfolio may invest in equity securities of companies that are considered to be financially sound and attractive investments based on their long-term operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Advisers believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to return their earnings to historical levels or otherwise increase the market price of their securities.

The equity securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total asset in securities of foreign issuers, including American Depository Receipts ("ADRs"), and may also invest up to 15% of its net assets in restricted or illiquid securities. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions. For temporary or defensive purposes, the Portfolio may invest in money market securities or short-term bonds without limitation. The Portfolio may purchase securities on a when-issued or delayed delivery basis.

The utilization of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation. See "Glossary of Permitted Investment" in this Prospectus for a fuller description of the Portfolio's securities and their risks.

Mid-Cap Value Fund

The Mid-Cap Value Fund seeks long-term capital appreciation. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified portfolio of equity securities, as previously defined herein, of medium capitalization companies that, in the Advisers' opinion, are undervalued or overlooked by the market. Such mid-cap companies have market capitalizations or annual revenues of up to $5 billion at the time of purchase. (The Portfolio may continue to hold securities of companies whose market capitalization or revenues grow above that level if such companies continue to satisfy the other investment policies of the Portfolio.)

In selecting investments for the Portfolio, the Advisers emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's value and capital appreciation potential: the relationship of a company's potential earnings power to its current stock price; low price/earnings ratio; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects. The Portfolio may invest in equity securities of companies that are considered to be financially sound and attractive investments based on their operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Advisers believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to improve their financial fundamentals or to otherwise increase the market price of their securities.

The equity securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total asset in securities of foreign issuers, including ADRs, and may also invest up to 15% of its net assets in restricted or illiquid securities. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions and for temporary or defensive purposes, may invest in money market securities or short-term bonds without limitation. The Portfolio may purchase securities on a when-issued or delayed delivery basis.

The utilization of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation. See "Glossary of Permitted Investment" in this Prospectus for a fuller description of the Portfolio's securities and their risks.

Small Company Fund

The Small Company Fund seeks growth of capital. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified portfolio of equity securities (as previously defined herein) of small capitalization companies. Such small companies have market capitalizations or annual revenues of up to $750 million at the time of purchase. (The Portfolio may continue to hold securities of companies whose market capitalization or revenues grow above that level if such companies continue to satisfy the other investment policies of the Portfolio.)

In selecting investments for the Portfolio, the Advisers may emphasize securities poised for rapid and dynamic growth ("growth securities") or securities that are undervalued or overlooked by the market ("value securities") depending on the Advisers' view of current economic or market conditions and their long-term investment outlook. The Portfolio is flexibly and strategically managed so that depending on the Advisers' views of economic or market conditions they will adjust the mix of growth and value securities held by the Portfolio. Consequently, at times it may be more heavily invested in growth securities and at other times it may be more heavily invested in value securities.

Normally, the Portfolio will purchase only securities traded in the United States or Canada on registered exchanges or in the over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers (including ADRs), and may invest up to 15% of its net assets in restricted or illiquid securities. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions and for temporary or defensive purposes, may invest in money market securities or short-term bonds without limitation. The Portfolio may purchase securities on a when-issued or delayed delivery basis. See "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's securities and their risks.

There can be no assurance that any Portfolio will be able to achieve its investment objective.

GENERAL INVESTMENT POLICIES AND STRATEGIES

Investment Process: Large Cap Value Fund, Mid-Cap Value Fund And Small Company Fund

The Adviser's investment process in managing the growth securities portion of the Small Company Fund is both quantitative and fundamental, and is extremely focused on quality earnings growth. In seeking to identify investment opportunities, the Adviser begins by creating a universe of rapidly growing companies with market capitalizations within the parameters described for the Small Company Fund and that possess certain quality characteristics. Using proprietary software and research models, which incorporate important attributes of successful growth, (such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth), the Adviser creates a universe of growing companies. Then, using fundamental research, the Adviser evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, the Adviser seeks to construct investments for the Small Company Fund that possesses strong growth characteristics. Because the universe of companies will undoubtedly experience volatility in stock price, it is important that shareholders in the Small Company Fund maintain a long-term investment perspective.


The Sub-Adviser's investment process, like that of the Adviser, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Large Cap Value, Mid-Cap Value and Small Company Funds the Sub-Adviser first creates a universe of companies each of whose current share price is low in relation to its real worth or future prospects. Using custom designed research models and proprietary software, which incorporate certain key elements of value investing (such as consistency of dividend payment, balance sheet strength and, low stock price relative to its assets, earnings, cash flow and business franchise), the Sub-Adviser screens more than 8,000 possible companies and creates an initial universe of statistically attractive value companies. Following the creation of this universe of possible investments, the Sub-Adviser uses its strong fundamental research capabilities to carefully identify securities that are currently out of favor but which have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Once constructed, portfolios are continually monitored for change. The Sub-Adviser follows a disciplined valuation approach that requires it to sell any portfolio security that becomes overvalued relative to the market. Sales of portfolio securities are primarily triggered by the relative change in a company's price/earnings ratio. Adverse changes in other key value elements are, of course, factors that would also trigger a sale.

Of course, there can be no assurance that use of these techniques will be successful.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual portfolio turnover rates for each Portfolio will not exceed 100%.

Temporary Defensive Positions

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Advisers determine that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"); repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Glossary of

Permitted Investments" and the Statement of Additional Information.

RISK FACTORS

Small and Medium Capitalization Stocks

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. The Small Company Fund and Mid-Cap Value Fund each invests extensively in small capitalization and medium capitalization companies, respectively. While the Advisers intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Over-The-Counter Market

The Portfolios may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Portfolios invest may not be as great as that of other securities and if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Foreign Securities and Emerging Markets

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

For additional information regarding risks and permitted investments for each Portfolio, see "Glossary of Permitted Investments" and the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objectives of each Portfolio, the investment limitations set forth below and certain investment limitations contained in the Statement of Additional Information are fundamental policies of each Portfolio. A Portfolio's fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

A Portfolio, as a fundamental policy, may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

3. Borrow money except for temporary or for emergency purposes and then only in an amount not exceeding 10% of the value of each Portfolio's total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

The foregoing percentages will apply at the time of the purchase of a security.

HOW TO PURCHASE FUND SHARES


You may purchase shares of the Portfolios directly through DST Systems, Inc. ("DST" or the "Transfer Agent"). Purchases of shares of the Portfolios may be made on any Business Day. Shares of each Portfolio are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail and wire. If you have elected the Telephone Purchase Authorization option on your Account Application, you may place orders by telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of each Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolios. Such financial institutions may charge you a fee for this service in addition to each Portfolio's public offering price.

Neither the Fund not the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instruction or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

Each Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the [Adviser and] Sub-Adviser may from time to time recommend to the Board of Directors of the Fund that a Portfolio that invest extensively in such companies, such as the Small Company Fund, indefinitely discontinue the sale of their shares to new investors (other than directors, officers and employees of the Adviser, Sub-Adviser and its affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the applicable Portfolio and its shareholders.

Minimum Investment

The minimum initial investment in each Portfolio is $2,500 for regular accounts and $2,000 for IRAs. There is no minimum for subsequent purchases except for those (1) using the Systematic Investment Plan or (2) electing to purchase additional shares by phone. The Distributor may waive the minimum at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan and by Telephone Purchase Authorization must be at least $25 and $1,000, respectively.

Initial Purchases By Mail

An account may be opened by mailing a check or other negotiable bank draft payable to -- [Name of Portfolio] for $2,500 or more for regular accounts and $2,000 for IRAs, and a completed Account Application to The PBHG Funds, Inc. c/o DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534.

Additional Purchases By Phone (Telephone Purchase Authorization)

If you have made this election you may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. The telephone purchase authorization is an election available on the account application. The minimum telephone purchase is $1,000, and the maximum is five times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Initial Purchase By Wire

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolios by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to be assigned an account number. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: [Name of Portfolio].

Additional Purchases By Wire

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

Purchases by ACH

Shares of the Portfolios may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should attach a voided check to the Account Application.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m., Eastern time for each Portfolio. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time for each Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such order.

SHAREHOLDER SERVICES

Shareholder Inquiries And Services Offered

If you have any questions about the Portfolios or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST SYSTEMS, INC., P.O. BOX 419534, Kansas City, Missouri 64141-6534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Transfer Agent receives your notification to discontinue such service(s) at least ten days before the next scheduled investment or withdrawal date.

Systematic Investment And Systematic Withdrawal Plans

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) Systematic Investment Plan. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolios at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolios despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolios. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Portfolio's net asset value is relatively low and fewer shares being purchased when a Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares.

Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Portfolio) from your designated checking or savings account. Your systematic investment in the Portfolio(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select.

(2) Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. In order to start this Plan, you must have a minimum balance of $5,000 in any account utilizing this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

Exchange Privileges

Once payment for your shares has been received (i.e., an account has been established), you may exchange some or all of your shares for shares other portfolios of the Fund currently available to the public. However, if you own shares of any portfolio of the Fund other than the PBHG Cash Reserves Fund, you are limited to four (4) exchanges annually from such portfolio to the PBHG Cash Reserves Fund. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Portfolios may legally be sold.

Tax-Sheltered Retirement Plans

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and Corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) Individual Retirement Accounts ("IRAs"). You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new IRA; or (b) "rolling-over" to the Fund monies from other IRA accounts or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use an IRA to invest up to $2,000 per year of your earned income in any of the Portfolios. You may also invest up to $250 per year in a spousal IRA if your spouse has no earned income.

(2) SEP-IRAs. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(3) 401(a) Keogh and Corporate Retirement Plans. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners, and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(4) 401(k) Plans. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolios on a tax-deferred basis in order to help them meet their retirement needs.

(5) 403(b) Plans. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

Other Special Accounts

The Fund also offers the following special accounts to meet your needs:

(1) Uniform Gift to Minors. By establishing a Uniform Gift to Minors Account with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(2) Custodial and Fiduciary Accounts. The Fund provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

HOW TO REDEEM FUND SHARES

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time for each Portfolio on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. You may not close your accounts by telephone.

You may also redeem shares of each Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.


In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time for each Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" above. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

You may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer.

By Mail

There is no charge for having a check for redemption proceeds mailed.

By Telephone

Redemption orders may be placed by telephone. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

By Wire

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.

By ACH

The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to your bank account until the second Business Day following the transaction.


Signature Guarantees

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Minimum Account Size

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account if, as the result of redemptions, the value of that account drops below $1,000. You will be allowed at least 60 days, after notice by the Fund, to make an additional investment to bring your account value up to at least $1,000 before the redemption is processed.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

SHARE PRICE

The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on any Business Day. The net asset value per share of each Portfolio is listed under PBHG in the mutual fund section of most major daily newspapers, including the Wall Street Journal.

PERFORMANCE ADVERTISING

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. For each Portfolio, yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.


The total return of each Portfolio refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Trust Class shares may be lower than that of the Fund's PBHG Class Shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Trust Class Shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes. See the Statement of Additional Information.

Tax Status of the Portfolios:

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of a Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolios (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because a Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from a Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in your particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.


Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Tax Treatment of Transactions:

Each sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

Income derived by a Portfolio from securities of foreign issuers may be subject to foreign withholding taxes.

GENERAL INFORMATION

The Fund

The Fund, an open-end management investment company, was originally incorporated in Delaware in 1985 under the name PBHG Growth Fund, Inc. Effective July 31, 1992, the Fund was reorganized as a Maryland corporation pursuant to an Agreement and Articles of Merger which was approved by Fund shareholders on July 21, 1992. On September 8, 1993, the Fund's shareholders voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the Fund's shareholders voted to change the name of the Fund to The PBHG Funds, Inc. All consideration received by the Fund for shares of any Portfolio and all assets of such Portfolio belong to that Portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

Each Portfolio of the Fund pays its respective expenses relating to its operation, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares of its Portfolios under federal and state securities laws, pricing and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The Adviser

Pilgrim Baxter & Associates, Ltd. is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. The Adviser currently has discretionary management authority with respect to over $13.5 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to the Fund's other portfolios and to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts and estates, and other investment companies. The principal business address of the Adviser is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

The Adviser serves as the investment adviser to each of the Portfolios under an investment advisory agreement with the Fund (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser either continuously reviews, supervises and administers the investment program of each Portfolio, which includes managing and selecting investments, or oversees the investment management of a Portfolio by that Portfolio's subadviser, subject to the supervision of, and policies established by, the Board of Directors of the Fund.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .85% of the average daily net assets of each Portfolio. The advisory fees paid by each Portfolio are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

The Sub-Adviser

Newbold's Asset Management, Inc., 950 Haverford Road, Bryn Mawr, Pennsylvania, is a registered investment adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The Sub-Adviser currently has discretionary management authority with respect to over $7 billion in assets. In addition to advising the Portfolios, the Sub-Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, trusts, estates and other investment companies.

The Sub-Adviser serves as the investment sub-adviser for each Portfolio pursuant to a sub-advisory agreement with the Fund and the Adviser ("Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of each of the Portfolios, selects investments and places all orders for purchases and sales of the Portfolios' securities, subject to the general supervision of the Board of Directors of the Fund and the Adviser.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate equal to __% of each Portfolio's average daily net assets.

Portfolio Managers

James H. Farrell, CFA, has managed the Large Cap Value Fund and Mid-Cap Value Fund since their inception. Mr. Farrell joined the Sub-Adviser in September, 1996 and is its Chief Investment Officer. Mr. Farrell also manages another mutual fund advised by the Sub-Adviser and serves as President of Farrell Seiwell, Inc., an investment adviser. Prior to joining the Sub-Adviser, he was an Investment Counselor in a sole proprietorship for two years. From 1983 to 1994, he was a partner at Cashman, Farrell and Associates, an investment advisory firm.


James H. Farrell, CFA, John F. Force, CFA, and Gary L. Pilgrim, CFA, have managed the Small Company Fund since its inception. Mr. Force joined the Adviser in 1993 and is a portfolio manager and equity analyst for the Adviser. He currently co-manages the PBHG Technology & Communications Fund, another series of the Fund. Prior to joining the Adviser, Mr. Force was Vice President/Portfolio Manager at Fiduciary Management Associates from July, 1987 to September, 1992. Mr. Pilgrim has served as the Chief Investment Officer of the Adviser since 1990 and has been its President since 1993. Mr. Pilgrim currently manages and/or co-manages several other series of the Fund, including the PBHG Emerging Growth Fund, the PBHG Growth Fund, the PBHG Large Cap Growth Fund and the PBHG Select Equity Fund.

Expense Limitation Agreements

In the interest of limiting expenses of the Portfolios, the Adviser and Sub-Adviser have entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to each Portfolio, pursuant to which the Adviser and Sub-Adviser have agreed to waive or limit their fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (express as a percentage of the Portfolios' average daily net assets) to 1.50%. Reimbursement by the Portfolios of the advisory and sub-advisory fees waived or limited and other expenses paid by the Adviser and Sub-Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expenses rate of each Portfolio to exceed 1.50%. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50%; and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

The Administrator and Sub-Administrator

PBHG Fund Services (the "Administrator") provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund. The principal place of business of the Administrator is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

SEI Fund Resources (the "Sub-Administrator"), an indirect wholly-owned subsidiary of SEI Corporation ("SEI") and an affiliate of the Fund's distributor, assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of the Fund, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total average daily net assets of the Fund in excess of $2.5 billion.

The Transfer Agent and Sub-Transfer Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund under a transfer agent agreement with the Fund.

From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Transfer Agent for providing these services to shareholders investing directly in the Fund.

The Distributor

SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, a wholly-owned subsidiary of SEI, provides the Fund with distribution services. No compensation is paid to the Distributor for distribution services for the PBHG Class Shares of the Portfolios.

Directors of the Fund

The management and affairs of the Fund are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of accountants. Shareholders of the PBHG Class of the Fund will vote separately on matters relating solely to the PBHG Class and not on matters relating solely to the Trust Class of the Fund. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semi-annually, and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

You may direct inquiries to the Fund by writing to The PBHG Funds, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009, or by calling 1-800-433-0051.

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of a Portfolio is distributed in the form of annual dividends. If any capital gain is realized, substantially all of it will be distributed by the Portfolio at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and distributions of the Portfolios are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Independent Public Accountants

Katten Muchin & Zavis serves as counsel to the Fund. Coopers & Lybrand, LLP serves as the independent public accountants of the Fund.

Custodian

CoreStates Bank, N.A. ("Custodian"), Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as the custodian for the Portfolios. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

Miscellaneous

As of the date of this Prospectus, SEI Financial Services Company, 680 East

Swedesford Road, Wayne, Pennsylvania 19087-1658, as the Portfolio's initial shareholder, owned of record or beneficially, all of the outstanding PBHG Class Shares of each Portfolio, and may be deemed to be a controlling person of the Portfolio for purposes of the 1940 Act.

GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of permitted investments for certain of the
Portfolios:

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit -- A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities -- Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments -- Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Derivatives -- Derivatives are securities that derive their value from other securities. The following are considered derivative securities: futures, options on futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPS) and privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Glossary of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about the investment policies and limitations applicable to their use.

Equity Securities -- Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

Forward Foreign Currency Contracts -- Foreign currency exchange transactions may be used to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar, or between foreign currencies in which a Portfolio's portfolio securities are or may be denominated. Such transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into each Portfolio's long-term investment strategies. However, the Advisers believe that it is important to have the flexibility to enter into forward foreign currency contracts when it determines that the best interests of a Portfolio will be served.

When the Advisers believe that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio in question may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward foreign currency contract, a Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Portfolio may realize a gain or loss from currency transactions.

Generally, a Portfolio will enter into forward foreign currency contracts only as a hedge against foreign currency exposure affecting the Portfolio or to hedge a specific security transaction or portfolio position. If a Portfolio enters into forward foreign currency contracts to cover activities which are essentially speculative, the Portfolio will segregate cash or readily marketable securities with its custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Portfolio's commitment with respect to such contracts.

Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. Similarly, if the Advisers increase the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss.

Illiquid Securities -- Securities that cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Portfolio has valued the security.

Mortgage-Backed Securities -- Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Receipts -- Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Repurchase Agreements -- Agreements by which a person obtains a security and simultaneously commits to return it to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agents will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. Each Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Advisers will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. A Portfolio may invest in restricted securities that the Advisers determine are not illiquid, based on guidelines and procedures developed and established by the Board of Directors of the Fund. The Board of Directors will periodically review such procedures and guidelines and will monitor the Advisers' implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. The Fund may purchase restricted securities sold in reliance upon the exemption from registration provided by Rule 144A under the Securities Act of 1933. Restricted securities may be difficult to value because market quotations may not be readily available. Because of the restrictions on the resale of restricted securities, they may pose liquidity problems for the Portfolios.

Securities Lending -- The Portfolios may lend their investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The Portfolios will not loan portfolio securities to the extent that greater than one-third of their assets at fair market value, would be committed to loans. By lending their investment securities, the Portfolios attempt to increase their income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolios.

Time Deposit -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations -- Certain Federal agencies such as the

Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Variable and Floating Rate Instruments -- Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants -- Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities -- When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

                              THE PBHG FUNDS, INC.

                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                        PBHG STRATEGIC SMALL COMPANY FUND

                               INVESTMENT ADVISER:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus and relates only to the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund (individually a "Portfolio" and together the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund") and each Portfolio, and should be read in conjunction with the Portfolios' Prospectus dated December 16, 1996. The Prospectus for these Portfolios may be obtained without charge by calling 1-800-431-0051.

                                TABLE OF CONTENTS

THE FUND.................................................................S -
DESCRIPTION OF PERMITTED INVESTMENTS.....................................S -
INVESTMENT LIMITATIONS...................................................S -
THE ADVISER .............................................................S -
THE SUB-ADVISER..........................................................S -
THE ADMINISTRATOR AND SUB-ADMINISTRATOR..................................S -
THE DISTRIBUTOR..........................................................S -
DIRECTORS AND OFFICERS OF THE FUND.......................................S -
COMPUTATION OF YIELD ....................................................S -
CALCULATION OF TOTAL RETURN..............................................S -
PURCHASE AND REDEMPTION OF SHARES........................................S -
DETERMINATION OF NET ASSET VALUE.........................................S -
TAXES....................................................................S -
PORTFOLIO TRANSACTIONS...................................................S -
DESCRIPTION OF SHARES....................................................S -

December 16, 1996

THE FUND

This Statement of Additional Information relates only to the Fund's PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund (individually a "Portfolio" and, together the "Portfolios"). Each Portfolio is a separate series of The PBHG Funds, Inc., which was originally incorporated in Delaware on August 2, 1985, under the name PBHG Growth Fund, Inc., and commenced business shortly thereafter as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc. The Fund also offers shares through means of separate prospectuses and statements of additional information of the following ten other portfolios, i.e., PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Core Growth Fund, PBHG Limited Fund and PBHG Large Cap 20 Fund. Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in each Portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading the portfolio's Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Newbold's Asset Management, Inc. ("Sub-Adviser") serves as the investment sub-adviser to each Portfolio. The Adviser and the Sub-Adviser are collectively referred herein as the "Advisers."

DESCRIPTION OF PERMITTED INVESTMENTS

Puts, Calls, Straddles, Spreads and Futures Contracts. The Portfolios have no current intention in the foreseeable future of utilizing puts, calls, straddles, spreads and futures contracts or any combination thereof.

Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). With respect to all repurchase agreements entered into by a Portfolio, the Fund's custodian or its agents must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Investment Company Shares that each Portfolio may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both Portfolio expenses and the expenses of underlying funds with respect to Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Advisers determine the liquidity of the Fund's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, Advisers may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writers, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Foreign Currency Transactions. A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies maybe exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisers expect to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge", would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Advisers skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Advisers hedge currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisers increase a Portfolio's exposure to a foreign currency, and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Advisers' use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

The policies described in this section of the Statement of Additional Information are non-fundamental policies of a Portfolio.

INVESTMENT LIMITATIONS

Fundamental Policies

Each Portfolio has adopted certain investment restrictions which (in addition to those fundamental investment restrictions set forth in the Prospectus) are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

Each Portfolio may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

4. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements as described in the Portfolio's prospectus and this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts, in aggregate amounts not to exceed 10% of total assets taken at current value of the time of the occurrence of such pledge, mortgage or hypothecation.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent a Portfolio from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the Portfolio's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodity Futures Trading Commission regulations, may be excluded in computing the 5% limit. Each Portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing money or pledging, mortgaging or hypothecating assets, as described in each Portfolio's limitation on borrowing money and each Portfolio's limitation on permitted borrowings and each Portfolio's limitation on pledging, mortgaging or hypothecating assets, or as permitted by rule, regulation or order of the SEC.

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

12. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's total assets.

13. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

Non-fundamental Policies

In addition to the foregoing, and the policies set forth in the Portfolios' Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

Each Portfolio may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid. However, certain state securities regulators have required that the Portfolio not invest more than 10% of its net assets in restricted securities; the Portfolio will so limit its investments, but intends to remove or loosen this restriction once permitted to do so by state regulators.

2. Purchase securities of other investment companies, except to the extent such purchase is limited to shares of money market open-end investment companies and the Adviser will waive its fee on that portion of the assets placed in such money market open-end investment companies.

3. Purchase or retain securities of an issuer if, to the knowledge of the Portfolio, an officer, trustee, partner or director of the Portfolio or any investment adviser of the Portfolio
     owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

4. Purchase or sell puts, calls, straddles, spreads, and any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

5. Invest (i) more than 5% of its net assets in warrants or (ii) more than 2% of its net assets in warrants that are not traded on the New York Stock Exchange or the American Stock Exchange.

The foregoing percentages will apply at the time of the purchase of a security, except with respect to the limitation on investing in illiquid securities.

THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for each Portfolio; and (3) place orders to purchase and sell securities for each Portfolio, subject to the supervision of the Board of Directors. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Fund. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund. See the Prospectuses for a description of expenses borne by the Fund.

The Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.85% of the average net assets of each of the Portfolios.

With respect to each Portfolio, the annual fees of the Adviser will be reduced to the extent that the Portfolio's ordinary expenses for any fiscal year (including advisory fees, but excluding brokerage commissions, interest, local, state and federal taxes and extraordinary expenses) exceed the expense limitations of any state having jurisdiction over each Portfolio. In such event, the annual advisory fees will be reduced pro rata (but not below zero) to the extent necessary to comply with such expense limitations.

The continuance of the Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to each Portfolio may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the Directors or by vote of the majority of the outstanding voting securities of such Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE SUB-ADVISER

The Fund, on behalf of each Portfolio, and the Adviser have entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Newbold's Asset Management, Inc. ("Newbold's"). The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Newbold's to: (1) manage the investment operations of the Portfolios and the composition of the Portfolios' investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolios' investment objective, policies and limitation;
(2) provide supervision of the Portfolios' investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolios and what portion of the assets will be invested or held uninvested in cash; and (3) determine the securities to be purchased or sold by the Portfolios and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolios' Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement with respect to each Portfolio may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of such Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days' nor less than thirty
(30) days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on ninety (90) days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1, 1996, pursuant to which the Administrator oversees the administration of the business and affairs of the Fund, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of 0.15.% of the average daily net assets of each series of the Fund, including each Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety
(90) days' prior written notice to the other party.

The Fund, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement ("Sub-Administrative Agreement") on July 1, 1996 pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is a wholly-owned subsidiary of SEI Financial Management Company ("SEI Financial"), which is a wholly-owned subsidiary of SEI Corporation ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Under the Sub-Administrative Agreement, the Sub-Administrator is entitled to a fee from the Administrator, which is calculated daily and paid monthly, (i) at an annual rate of 0.07.% of the average daily net assets of each series of the Fund, including the Portfolios, with respect to the first $2.5 billion of the total average daily net assets of the Fund; and (ii) at the annual rate of .025% of average daily net assets of each series of the Fund, including the Portfolios, with respect to the total average daily net assets of the Fund in excess of $2.5 billion. The Sub-Administrative Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement") dated July 1, 1996 pursuant to which the Distributor serves as principal underwriter for the Fund. The Distributor will receive no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The age of each Director and officer is indicated in the parenthesis.

JOHN R. BARTHOLDSON (51) - Director - Triumph Group Holdings, Inc. (manufacturing), 1255 Drummers Lane, Suite 200, Wayne, PA 19087-1590. Chief Financial Officer and Director, The Triumph Group Holdings, Inc. since 1992. Senior Vice President and Chief Financial Officer, Lukens, Inc., 1978-1992.

HAROLD J. BAXTER (50)* - Director - Chairman, Chief Executive Officer and Director, the Adviser, 1255 Drummers Lane, Suite 300, Wayne, PA 19087-1590. Trustee, the Administrator since May 1996 and Chief Executive Officer, Newbold's Asset Management, Inc., 950 Haverford Road, Bryn Mawr, PA 19010, since June 1996.

JETTIE M. EDWARDS (49) - Director - Syrus Associates, 76 Seaview Drive, Santa Barbara, California 93108. Consultant, Syrus Associates since 1986. Trustee, Provident Investment Counsel Trust (investment company) since 1992.

ALBERT A. MILLER (62) - Director - 7 Jennifer Drive, Holmdel, New Jersey 07733. Principal and Treasurer, JK Equipment Exporters since 1995. Advisor and Secretary, The Underwoman Shoppes Inc. (retail clothing stores) since 1980.

Merchandising Group Vice President, R.H. Macy & Co. 1958-1995 (retired).

GARY PILGRIM (55) - President - President, Secretary, Treasurer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996.

SANDRA K. ORLOW (42) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1983 and SEI Financial since June 1996.

KEVIN P. ROBINS (35) - Vice President, Assistant Secretary - Senior Vice President, Secretary and General Counsel of SEI, the Sub-Administrator and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1992 and SEI Financial since June 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

KATHRYN L. STANTON (37) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1994 and SEI Financial since June 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (30) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1995 and SEI Financial since June 1996. Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1994.

JOSEPH LYDON (36) - Vice President, Assistant Secretary - Director of Business Administration, SEI since April, 1995. Vice President of Fund Group, Vice President of the Advisor - Dreman Value Management, LP, President of Dreman Financial Services, Inc., 1989-1995.

BARBARA A. NUGENT (40) - Vice President and Assistant Secretary - Vice President and Assistant Secretary, SEI since April 1996. Associate, Drinker, Biddle & Reath (law firm), 1994-1996. Assistant Vice President, Delaware Service Company, Inc., 1988-1993.

STEPHEN G. MEYER (31) - Treasurer, Chief Financial Officer and Controller - Director - Internal Audit and Risk Management, SEI Corporation since 1992. Senior Associate, Coopers & Lybrand, LLP (accounting firm), 1990-1992.

MICHAEL HARRINGTON (27) - Assistant Vice President - Mutual Fund Coordinator, the Adviser since 1994. Secretary, the Administrator since May 1996. Account Manager, SEI, 1991-1994.

LEE T. CUMMINGS (32) - Vice President - Director of Mutual Fund Operations, the Adviser since 1996. Treasurer, the Administrator since May 1996. Investment Accounting Officer, Delaware Group of Funds, 1994-1996. Vice President, Fund/Plan Services, Inc., 1992-1994. Assistant Vice President, Fund/Plan Services, Inc., 1990-1992.


BRIAN BEREZNAK (34) - Vice President and Assistant Secretary - Chief Operating Officer, the Adviser since 1989. Trustee and President, the Administrator since May 1996.

DARLENE DEREMER (40)- Vice President - President, DeRemer Associates (financial consulting), 155 South Street, Wrentham, MA 02093 since 1987.

JANE A. KANTER (47) - Secretary - Partner, Katten Muchin & Zavis, 1025 Thomas Jefferson Street, N.W., East Lobby - Suite 700, Washington, D.C. 20007 (law firm) since 1994. Partner, Freedman Levy Kroll & Simonds (law firm), 1987-1994.

-------------------
*Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

Each current Director of the Fund who is not an "interested person" of the Fund is expected to receive the following compensation during the fiscal year ending March 31, 1997:


===========================================================================================================================
                                                             Pension or
                                                             Retirement                                     Total
                                       Aggregate              Benefits             Estimated            Compensation
                                      Compensation         Accrued as Part           Annual             from the Fund
        Name of Person,                from each                 of              Benefits Upon             Paid to
           Position                    Portfolio*           Fund Expenses          Retirement            Directors*
---------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson,                   less than                 N/A                  N/A               $12,000 for
Director                                 $1,000                                                         services on
                                                                                                        one Board
---------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter,                         N/A                    N/A                  N/A               N/A
Director**
---------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards,                     less than                 N/A                  N/A              $12,000 for
Director                                 $1,000                                                        services on
                                                                                                       one Board
---------------------------------------------------------------------------------------------------------------------------
Albert A. Miller,                      less than                 N/A                  N/A              $12,000 for
Director                                 $1,000                                                        services on
                                                                                                       one Board
===========================================================================================================================

-------------------

*The Fund is expected to pay approximately $3,000 to each Director who is not an "interested person" of the Fund for each regular meeting of the Board of Directors during the fiscal year ending March 31, 1997. Each Portfolio is expected to pay its proportionate share of the total compensation, based on its total net assets relative to the total net assets of the Fund.

**Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Fund.

As each Portfolio's initial shareholder, SEI Financial, 680 East Swedesford Road, Wayne, PA 19087-1658, holds all of the outstanding shares, both beneficially and of record, of each Portfolio as of the date of this Statement of Additional Information.

COMPUTATION OF YIELD

From time to time, a Portfolio may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time, a Portfolio may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T)^n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by each Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the mean between the most recent bid and asked prices. However, debt securities (other than short-term obligations) including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of

Directors.

TAXES

The following is only a summary of certain income tax considerations generally affecting a Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By maintaining its qualifications as a RIC, each Portfolio intends to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, a Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Advisers are authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to each Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Advisers expect normally to seek to select primary market makers.

The Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Advisers will be in addition to and not in lieu of the services required to be performed by the Advisers under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Advisers, the Portfolios or other accounts managed by the Advisers will be benefitted by supplemental research services, the Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Advisers will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Advisers will find all of such services of value in advising the Portfolios.

It is expected the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Fund's expenses. Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not the Portfolios' practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Advisers may place orders for the purchase or sale of portfolio securities with qualified broker-dealers who refer clients to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of Fund shares as a factor in the selection of dealers to execute portfolio transactions for the Fund.

DESCRIPTION OF SHARES

The Fund is authorized to issue an unlimited number of shares of each Portfolio and to create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibit

(a)       Financial Statements:

          To be filed by amendment.

(b)       Exhibits:

          1(a)      Certificate of Incorporation(1)

          1(b)      Certificate of Amendment dated October 28, 1985(2)

          1(c)      Certificate of Amendment to Certificate of Incorporation(4)

          1(d) Agreement and Articles of Merger of PBHG Growth Fund, Inc., a Maryland corporation(6)

          1(e)      Articles of Incorporation of The PBHG Funds, Inc.(6)

          1(f) Articles of Amendment to the Articles of Incorporation of The PBHG Funds, Inc., dated November 12, 1993(7)

          1(g) Articles of Amendment to the Articles of Incorporation of The PBHG Funds, Inc. dated May 5, 1994(8)

          1(h) Articles of Amendment of the Articles of Incorporation of The PBHG Funds, Inc. dated December 28, 1995(13)

          1(i) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated May 25, 1994(8)

          1(j) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December 5, 1994(9)

          1(k) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December 9, 1994(9)

          1(l) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to the Advisers Class Shares dated December 28, 1995(13)

          1(m) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to the PBHG Mid-Cap Growth Fund dated December 28, 1995(13)

          1(n) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to an increase in number of shares dated May 20, 1996(14)

          1(o) Articles Supplementary to the Articles of Incorporation of THE PBHG Funds, Inc. with respect to the PBHG Limited Fund dated July 1, 1996(14)

          1(p) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to the PBHG Large Cap 20 Fund dated September 6, 1996(14)

          1(q) Articles Supplementary to the Articles of Incorporation of the PBHG Funds, Inc. with respect to the Large Cap Value Fund, Mid-Cap Value Fund and the Strategic Small Company Fund dated October 2, 1996

          2         By-Laws(6)

          3         Voting trust agreement - none

          4         Specimen Common Stock Certificate(1)

          5(a)(1) Investment Advisory Agreement dated April 28, 1995 and Schedule A dated December, 1995(13)

          5(a)(2) Investment Advisory Agreement dated April 28, 1995 and Schedule A dated November __, 1996(14)

          5(a)(3) Investment Advisory Agreement dated April 28, 1996 and Schedule A dated December __, 1996

          5(b) Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company dated April 4, 1995(13)

          5(c) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of the International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited dated June 30, 1995(13)

          5(d)(1) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of PBHG Large Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December __, 1996

          5(d)(2) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of PBHG Mid-Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December __, 1996

          5(d)(3) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of PBHG Strategic Small Company Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset

                    Management, Inc. dated December __, 1996

          6(a)(1) Distribution Agreement between The PBHG Funds, Inc., and SEI Financial Services Company dated July 1, 1996 and Schedule A dated September ___, 1996(14)

          6(a)(2) Distribution Agreement between The PBHG Funds, Inc., and SEI Financial Services Company dated July 1, 1996 and Schedule A dated December __, 1996

          6(b)      Copy of Selling Group Agreement(5)

          7         Bonus, profit sharing or pension plans - none

          8(a)      Custodian Agreement dated October 28, 1985(2)

          8(b) Custodian Agreement between Registrant and The First Jersey National Bank dated February 12, 1988(3)

          8(c) Custodian Agreement between The PBHG Funds, Inc., on behalf of the International Fund, and The Northern Trust Company(7)

          8(d) Custodian Agreement between Registrant, on behalf of PBHG Growth and PBHG Emerging Growth Funds, and CoreStates Bank, N.A.(8)

          8(e) Custodian Agreement between The PBHG Funds, Inc. and CoreStates Bank, N.A. dated September __, 1996 and Schedule A dated September __, 1996(14)

          8(f) Custodian Agreement between The PBHG Funds, Inc. and CoreStates Bank, N.A. dated September __, 1996 and Schedule A dated December __, 1996

          9(a) Transfer Agency Agreement between Registrant and Supervised Service Company dated December 16, 1993(7)

          9(b)(1) Administrative Services Agreement between The PBHG Funds, Inc. and PBHG Fund Services dated July 1, 1996 and Exhibit A dated September__, 1996(14)

          9(b)(2) Administrative Services Agreement between The PBHG Funds, Inc. and PBHG Fund Services dated July 1, 1996 and Exhibit A dated December__, 1996

          9(c)(1) Sub-Administrative Services Agreement between The PBHG Funds and SEI Fund Resources dated July 1, 1996 and Schedule A dated September __, 1996(14)

          9(c)(2) Sub-Administrative Services Agreement between The PBHG Funds and SEI Fund Resources dated July 1, 1996 and Schedule A dated December __, 1996

          9(d)(1)   Form of Expense Limitation Agreement between The PBHG Funds,

                    Inc. on behalf of PBHG Large Cap 20 Fund and Pilgrim Baxter & Associates, Ltd. dated November__, 1996(14)

          9(d)(2) Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Core Growth Fund and Pilgrim Baxter & Associates, Ltd. dated September 24, 1996

          9(d)(3) Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Limited Fund and Pilgrim Baxter & Associates, Ltd. dated September 24, 1996

          9(d)(4) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Large Cap Value Fund and Newbold's Asset Management, Inc. dated December __, 1996

          9(d)(5) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Mid-Cap Value Fund and Newbold's Asset Management, Inc. dated December __, 1996

          9(d)(6) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Strategic Small Company Fund and Newbold's Asset Management, Inc. dated December __, 1996

          9(d)(7) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Large Cap Value Fund and Pilgrim Baxter & Associates, Ltd. dated December __, 1996

          9(d)(8) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Mid-Cap Value Fund and Pilgrim Baxter & Associates, Ltd. dated December __, 1996

          9(d)(9) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Strategic Small Company Fund and Pilgrim Baxter & Associates, Ltd. dated December __, 1996

          10(a)     Opinion of Counse(l6)

          10(b) Opinion of Counsel with respect to the legality of the shares of the PBHG Core Growth Fund(13)

          10(c) Opinion of Counsel with respect to the legality of the shares of the PBHG Limited Fund(13)

          10(d) Opinion of Counsel with respect to the legality of the shares of the PBHG Large Cap 20 Fund(14)

          10(e) Opinion of Counsel with respect to the legality of the shares of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund


          11        Consent of Independent Public Accountants(13)

          12        Financial Statements omitted from Part B - none

          13 Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant(2)

          14(a) Southwestern Life Insurance Company Defined Benefit Pension Plan and Trust(1)

          14(b) Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions)(1)

          14(c) Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions)(1)

          14(d) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated Defined Benefit Pension Plan and Trust(1)

          14(e) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated Defined Benefit Pension Plan and Trust(1)

          14(f) Southwestern Life Insurance Company Combination Profit Sharing-Money Purchase Plan and Trust(1)

          14(g) Adoption Agreement for Southwestern Life Insurance Company Standardized Money Purchase Plan and Trust (with Pairing Provisions)(1)

          14(h) Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan and Trust (with Pairing Provisions)(1)

          14(i) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase Plan and Trust(1)

          14(j) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing Plan and Trust(1)

          14(k) Form 5305, Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement(1)

          14(l)     Form 5305-A, Individual Retirement Custodial Account(1)

          14(m) Southwestern Life Insurance Company Tax Deferred Annuity Program Custodial Agreement(1)

          14(n)     Amendment to Application for Investment Plans under a

                    403(b)(7) Plan(10)

          15        Plan pursuant to Rule 12b-1 with respect to Trust Class
                    Shares(11)

          16 Schedule for computation of Performance Quotation provided in the Registration Statement - none for the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund


          18        Form of Rule 18f-3 Multiple Class Plan dated November,
                    1995(11)

          24(a)     Power of Attorney(12)

          24(b)     Power of Attorney(14)

          27        Financial Data Schedule(13)

          ----------
         (1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (3) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (4) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (5) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (6) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (7) Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).


         (8) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (9) Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (10) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (11) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (12) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (13) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (14) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

Item 25.  Persons Controlled by or under Common Control with Registrant

There are no persons that are controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

     As of September 4, 1996:

         Title of Class                           Number of Record Holders

PBHG Class

PBHG Growth Fund                                           227,282
PBHG Emerging Growth Fund                                   69,201
PBHG International Fund                                      3,535
PBHG Large Cap Growth Fund                                   7,314
PBHG Select Equity Fund                                     27,544
PBHG Cash Reserves Fund                                      9,374
PBHG Technology & Communications Fund                       11,528
PBHG Core Growth Fund                                       24,191

PBHG Large Cap 20 Fund                                       None
PBHG Large Cap Value Fund                                    None
PBHG Mid-Cap Value Fund                                      None
PBHG Strategic Small Company Fund                            None

Trust Class

PBHG Growth Fund                                              8

Item 27.  Indemnification

     The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

     The By-Laws of the Registrant include the following:

                                   ARTICLE VI

                                 Indemnification

          "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangement as may be permitted by law."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 28. Business and Other Connections of Investment Adviser:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with
Pilgrim Baxter &                                            Connection
Associates, Ltd.               Name of Other Company    with Other Company
----------------               ---------------------    ------------------

Harold J. Baxter                 PBHG Fund Services             Trustee
Director, Chairman &
Chief Executive Officer       United Asset Management      Member, Board of
                                    Corporation                Directors

                           Newbold's Asset Management,   Chief Executive Officer
                                        Inc.

Gary L. Pilgrim

Director, President,             PBHG Fund Services             Trustee
Secretary, Treasurer &
Chief Investment Office

Brian F. Bereznak                PBHG Fund Services            President
Chief Operating Officer

Eric C. Schneider          Newbold's Asset Management,   Chief Financial Officer
Chief Financial Officer                 Inc.

Business and Other Connections of Sub-Advisers:


Name and Position with
Newbold's Asset                                              Connection
Management, Inc.            Name of Other Company         with Other Company
----------------            ---------------------         ------------------

Harold J. Baxter         Pilgrim Baxter & Associates  Director, Chairman & Chief
Chief Executive Officer                                    Executive Officer

                               PBHG Fund Services               Trustee

                         United Asset Management Corp.       Member, Board of
                                                                 Directors

Timothy M. Havens                     None                          None
Chairman

James Farrell                 Farrell Seiwell, Inc.               President
Chief Investment
Officer

David W. Jennings        Pilgrim Baxter & Associates  Director of Client Service
President & Chief
Operating Officer

Eric C. Schneider        Pilgrim Baxter & Associates    Chief Financial Officer

Chief Financial Officer

     The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34926).

     The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

Item 29.  Principal Underwriters

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

            Registrant's distributor, SEI Financial Services Company
                       ("SFS"), acts as distributor for:

SEI Daily Income Trust                                      July 15, 1982

SEI Liquid Asset Trust                                      November 29, 1982

SEI Tax Exempt Trust                                        December 3, 1982

SEI Index Funds                                             July 10, 1985

SEI Institutional Managed Trust                             January 22, 1987

SEI International Trust                                     August 30, 1988

Stepstone Funds                                             January 30, 1991

The Advisors' Inner Circle Fund                             November 14, 1991

The Pillar Funds                                            February 28, 1992


CUFund                                                      May 1, 1992

STI Classic Funds                                           May 29, 1992

CoreFunds, Inc.                                             October 30, 1992

First American Funds, Inc.                                  November 1, 1992

First American Investment Funds, Inc.                       November 1, 1992

The Arbor Fund                                              January 28, 1993

1784 Funds (R)                                              June 1, 1993

MarquisSM Funds                                             August 17, 1993

Morgan Grenfell Investment Trust                            January 3, 1994

Inventor Funds, Inc.                                        August 1, 1994

The Achievement Funds Trust                                 December 27, 1994

Bishop Street Funds                                         January 27, 1995

CrestFunds, Inc.                                            March 1, 1995

STI Classic Variable Trust                                  August 18, 1995

Ark Funds                                                   November 1, 1995

Monitor Funds                                               January 11, 1996

FMB Funds, Inc.                                             March 1, 1996

SEI Asset Allocation Trust                                  April 1, 1996

Turner Funds                                                April 30, 1996

SEI Institutional Investments Trust                         June 14, 1996


SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


     (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

Name and Principal     Position and Office with Underwriter      Positions and
Business Address                                                 Offices with
                                                                 Registrant

Alfred P. West, Jr.    Director, Chairman                        -
                         & Chief Executive Officer

Henry H. Greer         Director, President                       -
                         & Chief Executive Officer

Carmen V. Romeo        Director, Executive Vice President        -
                         & Treasurer
Gilbert L. Beebower    Executive Vice President                  -

Richard B. Lieb        Executive Vice President                  -

Leo J. Dolan, Jr.      Senior Vice President                     -

Carl A. Guarino        Senior Vice President                     -

Jerome Hickey          Senior Vice President                     -

David G. Lee           Senior Vice President                     -

Steven Kramer          Senior Vice President                     -

William Madden         Senior Vice President                     -

A. Keith McDowell      Senior Vice President                     -

Dennis J. McGonigle    Senior Vice President                     -

Hartland J. McKeown    Senior Vice President                     -

Barbara J. Moore       Senior Vice President                     -

James V. Morris        Senior Vice President                     -

Steven Onofrio         Senior Vice President                     -

Kevin P. Robins        Senior Vice President,                    Vice
                       General Counsel & Secretary               President &
                                                                 Assistant
                                                                 Secretary

Robert Wagner          Senior Vice President                     -

Patrick K. Walsh       Senior Vice President                     -

Kenneth Zimmer         Senior Vice President                     -


Marc H. Cahn           Vice President & Assistant Secretary

Robert Crudup          Vice President & Managing Director        -

Vic Galef              Vice President & Managing Director        -

Name and Principal     Position and Office with Underwriter      Positions and
Business Address                                                 Offices with
                                                                 Registrant

Kim Kirk              Vice President & Managing Director         -

John Krzeminski       Vice President & Managing Director         -

Carolyn McLaurin      Vice President &Managing Director          -

Donald Pepin          Vice President & Managing Director         -

Mark Samuels          Vice President & Managing Director         -

Wayne M. Withrow      Vice President & Managing Director         -

Mick Duncan           Vice President & Team Leader               -

Robert Ludwig         Vice President & Team Leader               -

Vicki Malloy          Vice President & Team Leader               -

Robert Aller          Vice President                             -

Gordon W. Carpenter   Vice President                             -

Todd Cipperman        Vice President & Assistant Secretary       -

Ed Daly               Vice President                             -

Jeff Drennen          Vice President                             -

Kathy Heilig          Vice President                             -

Larry Hutchison       Vice President                             -

Michael Kantor        Vice President                             -

Samuel King           Vice President                             -

Donald H. Korytowski  Vice President                             -


Robert S. Ludwig      Vice President & Team Leader               -

Jack May              Vice President                             -

W. Kelso Morrill      Vice President                             -

Barbara A. Nugent     Vice President & Assistant Secretary       Vice
                                                                 President &
                                                                 Assistant
                                                                 Secretary

Sandra K. Orlow       Vice President & Assistant Secretary       Vice
                                                                 President &
                                                                 Assistant
                                                                 Secretary

Larry Pokora          Vice President                             -

Kim Rainey            Vice President                             -

Name and Principal     Position and Office with Underwriter      Positions and
Business Address                                                 Offices with
                                                                 Registrant

Paul Sachs             Vice President                            -

Steve Smith            Vice President                            -

Daniel Spaventa        Vice President                            -

Kathryn L. Stanton     Vice President & Assistant Secretary      Vice
                                                                 President &
                                                                 Assistant
                                                                 Secretary

William Zawaski        Vice President                            -

James Dougherty        Director of Brokerage Services            -

     c. None.

Item 30. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     CoreStates Bank, N.A.               The Northern Trust Company
     Broad and Chestnut Streets          50 South LaSalle Street
     P.O. Box 7618                       Chicago, IL 60675
     Philadelphia, PA 19101

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Financial Management Corporation
     680 East Swedesford Road
     Wayne, PA 19087

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.   Murray Johnstone International Limited
     1255 Drummers Lane, Suite 300       11 West Nile Street
     Wayne, PA  19087                    Glasgow, Scotland G12PX

     Wellington Management Company       Newbold's Asset Management, Inc.
     75 State Street                     950 Haverford Road
     Boston, MA 02109                    Bryn Mawr, PA 19010

Item 31.  Management Services: None.

Item 32.  Undertakings

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Fund, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.


          Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund of the Registrant or the effective date of Post-Effective Amendment No. 25 to the Registrant's 1933 Act Registration Statement.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 25 to Registration Statement No. 2-99810 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 2nd day of October, 1996.

                                   THE PBHG FUNDS, INC.
                                            Registrant

                                   By: /s/ Harold J. Baxter
                                       --------------------
                                           Harold J. Baxter
                                           Chairman and Chief Executive Officer

ATTEST:

/s/ Brian F. Bereznak
---------------------
Brian F. Bereznak, Vice President
and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Harold J. Baxter                Chairman and Chief      ____________________
Harold J. Baxter                    Executive Officer,
                                    and Director

         *                          Director                ____________________
John R. Bartholdson

         *                          Director                ____________________
Jettie M. Edwards

         *                          Director                ____________________
Albert A. Miller

         *                          Chief Financial         ____________________
Stephen G. Meyer                    Officer and Controller

* By: /s/ Harold J. Baxter            10/2/96
      ---------------------         -----------
      Harold J. Baxter                 Date
      (Attorney-in-Fact)

                                  EXHIBIT LIST

Exhibit Number        Description                    Sequentially Numbered Pages
--------------        -----------                    ---------------------------

    1(q)              Articles Supplementary to the
                      Articles of Incorporation of
                      The PBHG Funds, Inc. dated
                      September __, 1996

    5(a)(3)           Investment Advisory
                      Agreement dated April 28,
                      1996 and Schedule A dated
                      December __, 1996

    5(d)(1)           Investment Sub-Advisory
                      Agreement between and
                      among PBHG Funds, Inc., on
                      behalf of PBHG Large Cap
                      Value Fund, Pilgrim Baxter &
                      Associates, Ltd. and
                      Newbold's Asset
                      Management, Inc. dated
                      December __, 1996

    5(d)(2)           Investment Sub-Advisory
                      Agreement between and
                      among PBHG Funds, Inc., on
                      behalf of PBHG Mid-Cap Value
                      Fund, Pilgrim Baxter &
                      Associates, Ltd. and
                      Newbold's Asset
                      Management, Inc. dated
                      December __, 1996

    5(d)(3)           Investment Sub-Advisory
                      Agreement between and
                      among PBHG Funds, Inc., on
                      behalf of PBHG Strategic
                      Small Company Fund, Pilgrim
                      Baxter & Associates, Ltd. and
                      Newbold's Asset
                      Management, Inc. dated
                      December __, 1996

    6(a)(2)           Distribution Agreement
                      between The PBHG Funds,
                      Inc. and SEI Financial Services
                      Company dated July 1, 1996
                      and Exhibit A dated December
                      __, 1996

Exhibit Number        Description                    Sequentially Numbered Pages
--------------        -----------                    ---------------------------

    8(f)              Custodian Agreement
                      between The PBHG Funds,
                      Inc. and CoreStates Bank N.A.
                      dated September __, 1996
                      and Schedule A dated
                      December __, 1996

  9(b)(2) Administrative Services Agreement between The PBHG Funds, Inc., and PBHG Fund Services dated July 1, 1996 and Exhibit A dated December__, 1996

  9(c)(2)             Sub-Administrative Services Agreement
                      between The PBHG Funds, Inc., and SEI
                      Fund Resources dated July 1, 1996 and
                      Schedule A dated December __, 1996

    9(d)(2)           Expense Limitation Agreement
                      between the PBHG Funds, Inc.
                      on behalf of PBHG Core
                      Growth Fund and Pilgrim
                      Baxter & Associates, Ltd.
                      dated September 24, 1996

    9(d)(3)           Form of Expense Limitation
                      Agreement between the PBHG
                      Funds, Inc. on behalf of PBHG
                      Limited Fund and Pilgrim
                      Baxter & Associates, Ltd.
                      dated September 24, 1996

    9(d)(4)           Form of Expense Limitation
                      Agreement between The
                      PBHG Funds, Inc. on behalf of
                      PBHG Large Cap Value Fund
                      and Newbold's Asset
                      Management, Inc. dated
                      December __, 1996

    9(d)(5)           Form of Expense Limitation
                      Agreement between The
                      PBHG Funds, Inc. on behalf of
                      PBHG Mid-Cap Value Fund
                      and Newbold's Asset
                      Management, Inc. dated
                      December __, 1996

Exhibit Number        Description                    Sequentially Numbered Pages
--------------        -----------                    ---------------------------

    9(d)(6)           Form of Expense Limitation
                      Agreement between The
                      PBHG Funds, Inc. on behalf of
                      PBHG Strategic Small
                      Company Fund and Newbold's
                      Asset Management, Inc. dated
                      December __, 1996

    9(d)(7)           Form of Expense Limitation
                      Agreement between The
                      PBHG Funds, Inc. on behalf of
                      PBHG Large Cap Value Fund
                      and Pilgrim Baxter &
                      Associates, Ltd. dated
                      December __, 1996

    9(d)(8)           Form of Expense Limitation
                      Agreement between The
                      PBHG Funds, Inc. on behalf of
                      PBHG Mid-Cap Value Fund
                      and Pilgrim Baxter &
                      Associates, Ltd. dated
                      December __, 1996

    9(d)(9)           Form of Expense Limitation
                      Agreement between The
                      PBHG Funds, Inc. on behalf of
                      PBHG Strategic Small
                      Company Fund and Pilgrim
                      Baxter & Associates, Ltd.
                      dated December __, 1996

   10(e)              Opinion of Counsel with
                      respect to the legality of the
                      shares of the PBHG Large Cap
                      Value Fund, PBHG Mid-Cap
                      Value Fund and The PBHG
                      Strategic Small Company
                      Fund being registered